Equity Method Investments - Summary Financial Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Net (loss) earnings		$ 2,207	$ 2,695
Total comprehensive (loss) income		$ 2,057	2,829
YPL [Member]
Statement [Line Items]
Mark-to-market of LSEG shares	$ (394)		3,024
Dividend income	32		154
Loss from forward contract	0		(179)
Gain (loss) from call options	92		(63)
Net (loss) earnings	(270)		2,936
Total comprehensive (loss) income	$ (270)		$ 2,936